Current and long-term debt - DNB /GIEK Credit facility 2019 (Details)	1 Months Ended	3 Months Ended
	Nov. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			19	19
Borrowings			$ 2,415,326,000	$ 2,552,473,000
Commercial bank tranche [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
DNB / GIEK credit facility 2019 [Member] | Minimum | Borrowings, Financial Covenants, Period One [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	130.00%
DNB / GIEK credit facility 2019 [Member] | Maximum | Borrowings, Financial Covenants, Period Two [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	135.00%
DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 55,500,000
Borrowings, Periodic Payment, Amount	$ 1,800,000
Borrowings			$ 52,600,000
Net proceeds of equity issuance	50.00%
Cumulative positive net income	25.00%
Consolidated tangible net worth	$ 1,000,000,000.0
Net debt to capitalization ratio	0.60
DNB / GIEK credit facility 2019 [Member] | Consolidated Liquidity Requirement - Scenario One [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
DNB / GIEK credit facility 2019 [Member] | Consolidated Liquidity Requirement - Scenario Two [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each chartered-in vessel	250,000
Consolidated liquidity requirement per each owned vessel	500,000
DNB / GIEK credit facility 2019 (ECA facility) [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 47,200,000
GIEK tranche [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%
GIEK tranche [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 41,600,000
Commercial bank tranche [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	5,600,000
Commercial facility [Member] | DNB / GIEK credit facility 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 8,300,000
KEXIM Credit Facility [Member] | DNB / GIEK credit facility 2019 [Member] | STI Slone [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		1
Repayments of borrowings		$ 17,400,000
Borrowings		31,900,000
KEXIM Credit Facility [Member] | DNB / GIEK credit facility 2019 [Member] | STI Cordetti
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		15,900,000
Borrowings		$ 23,700,000